HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.6%
	ADVERTISING & MARKETING - 0.2%
2,519	Interpublic Group of Companies, Inc.	$72,195
1,382	Omnicom Group, Inc.	102,931
3,784	Stagwell, Inc.(a)	17,747
		192,873
	AEROSPACE & DEFENSE - 0.0%(b)
62	Teledyne Technologies, Inc.(a)	25,332

	APPAREL & TEXTILE PRODUCTS - 0.0%(b)
219	Carter’s, Inc.	15,144
41	Oxford Industries, Inc.	3,941
211	Ralph Lauren Corporation	24,495
		43,580
	ASSET MANAGEMENT - 0.5%
103	Affiliated Managers Group, Inc.	13,425
157	Ameriprise Financial, Inc.	51,760
354	Apollo Global Management, Inc.	31,775
120	Ares Management Corporation, Class A	12,344
214	Artisan Partners Asset Management, Inc., Class A	8,008
230	BlackRock, Inc.	148,693
259	Blue Owl Capital, Inc.	3,357
293	Brightsphere Investment Group, Inc.	5,681
756	Carlyle Group, Inc.	22,801
486	Charles Schwab Corporation	26,681
73	Cohen & Steers, Inc.	4,576
393	F&G Annuities & Life, Inc.	11,027
324	Federated Hermes, Inc.	10,974
1,188	Franklin Resources, Inc.	29,201
1,569	Invesco Ltd.	22,782
168	LPL Financial Holdings, Inc.	39,925
871	ODP Corporation (The)(a)	40,197
74	OmniAb, Inc. - Earnout shares(a),(c),(d),(e)	346
191	Raymond James Financial, Inc.	19,182
172	StepStone Group, Inc., Class A	5,432
100	Stifel Financial Corporation	6,144

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	ASSET MANAGEMENT - 0.5% (Continued)
591	T Rowe Price Group, Inc.	$61,978
896	TPG, Inc.	26,987
187	Victory Capital Holdings, Inc.	6,235
		609,511
	BANKING - 2.1%
72	1st Source Corporation	3,030
179	Ameris Bancorp	6,872
648	Associated Banc-Corporation	11,087
136	Atlantic Union Bankshares Corporation	3,914
47	BancFirst Corporation	4,076
81	Bancorp, Inc. (The)(a)	2,795
12,102	Bank of America Corporation	331,353
96	Bank of Hawaii Corporation	4,770
290	Bank OZK	10,750
105	Banner Corporation	4,450
160	Berkshire Hills Bancorp, Inc.	3,208
157	BOK Financial Corporation	12,557
219	Cadence Bank	4,647
277	Cathay General Bancorp	9,629
3,506	Citigroup, Inc.	144,202
1,890	Citizens Financial Group, Inc.	50,652
311	Columbia Banking System, Inc.	6,313
458	Comerica, Inc.	19,030
223	Commerce Bancshares, Inc.	10,700
123	Community Bank System, Inc.	5,192
99	Cullen/Frost Bankers, Inc.	9,030
124	Customers Bancorp, Inc.(a)	4,272
232	CVB Financial Corporation	3,844
159	Eagle Bancorp, Inc.	3,411
415	East West Bancorp, Inc.	21,875
476	Eastern Bankshares, Inc.	5,969
74	Enterprise Financial Services Corporation	2,775
123	FB Financial Corporation	3,488
1,781	Fifth Third Bancorp	45,113

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	BANKING - 2.1% (Continued)
99	First Bancorp	$2,786
13	First Citizens BancShares, Inc., Class A	17,941
235	First Commonwealth Financial Corporation	2,869
248	First Financial Bancorp	4,861
152	First Financial Bankshares, Inc.	3,818
454	First Hawaiian, Inc.	8,195
1,704	First Horizon Corporation	18,778
118	First Interstate BancSystem, Inc., Class A	2,943
146	First Merchants Corporation	4,062
846	FNB Corporation	9,128
456	Fulton Financial Corporation	5,522
194	Glacier Bancorp, Inc.	5,529
252	Hancock Whitney Corporation	9,321
152	Heartland Financial USA, Inc.	4,473
282	Hilltop Holdings, Inc.	7,998
331	Home BancShares, Inc.	6,931
519	Hope Bancorp, Inc.	4,593
3,461	Huntington Bancshares, Inc.	35,994
91	Independent Bank Corporation	4,467
119	International Bancshares Corporation	5,157
4,211	JPMorgan Chase & Company	610,679
2,076	KeyCorporation	22,338
102	Live Oak Bancshares, Inc.	2,953
409	M&T Bank Corporation	51,718
118	Merchants Bancorp	3,271
99	National Bank Holdings Corporation, Class A	2,946
107	NBT Bancorp, Inc.	3,391
478	New York Community Bancorp, Inc.	5,421
492	Old National Bancorp	7,154
241	Pacific Premier Bancorp, Inc.	5,244
787	PacWest Bancorp	6,225
35	Park National Corporation	3,308
179	Pinnacle Financial Partners, Inc.	12,000
1,193	PNC Financial Services Group, Inc.	146,465

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	BANKING - 2.1% (Continued)
145	Prosperity Bancshares, Inc.	$7,914
2,876	Regions Financial Corporation	49,467
163	Renasant Corporation	4,269
111	S&T Bancorp, Inc.	3,006
124	Sandy Spring Bancorp, Inc.	2,657
128	Seacoast Banking Corp of Florida	2,811
50	ServisFirst Bancshares, Inc.	2,609
390	Simmons First National Corporation, Class A	6,614
125	SouthState Corporation	8,420
69	Stock Yards Bancorp, Inc.	2,711
514	Synovus Financial Corporation	14,289
134	Texas Capital Bancshares, Inc.(a)	7,893
320	TFS Financial Corporation	3,782
71	Tompkins Financial Corporation	3,478
224	Towne Bank	5,136
77	TriCompany Bancshares	2,466
47	Triumph Financial, Inc.(a)	3,045
3,028	Truist Financial Corporation	86,631
170	Trustmark Corporation	3,694
110	UMB Financial Corporation	6,826
298	United Bankshares, Inc.	8,222
245	United Community Banks, Inc.	6,226
3,454	US Bancorp	114,189
1,344	Valley National Bancorp	11,505
233	Washington Federal, Inc.	5,969
322	Webster Financial Corporation	12,980
9,363	Wells Fargo & Company	382,572
200	WesBanco, Inc.	4,884
207	Western Alliance Bancorp	9,516
251	Wintrust Financial Corporation	18,951
274	Zions Bancorp NA	9,560
		2,609,775
	BEVERAGES - 1.1%
5,063	Coca-Cola Company	283,427

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	BEVERAGES - 1.1% (Continued)
52	Coca-Cola Consolidated, Inc.	$33,089
2,826	Keurig Dr Pepper, Inc.	89,217
750	Monster Beverage Corporation(a)	39,712
126	National Beverage Corporation(a)	5,924
5,475	PepsiCo, Inc.	927,684
710	Westrock Coffee Company(a)	6,291
		1,385,344
	BIOTECH & PHARMA - 16.9%
282	4D Molecular Therapeutics, Inc.(a)	3,590
15,487	AbbVie, Inc.	2,308,492
941	ACADIA Pharmaceuticals, Inc.(a)	19,610
707	Aclaris Therapeutics, Inc.(a)	4,843
1,258	ADMA Biologics, Inc.(a)	4,504
432	Agios Pharmaceuticals, Inc.(a)	10,692
1,330	Allogene Therapeutics, Inc.(a)	4,216
1,142	Alnylam Pharmaceuticals, Inc.(a)	202,248
4,105	Amgen, Inc.	1,103,260
1,972	Amicus Therapeutics, Inc.(a)	23,980
380	Amphastar Pharmaceuticals, Inc.(a)	17,476
265	AnaptysBio, Inc.(a)	4,759
93	ANI Pharmaceuticals, Inc.(a)	5,400
2,512	Apellis Pharmaceuticals, Inc.(a)	95,556
203	Arcturus Therapeutics Holdings, Inc.(a)	5,187
626	Arcus Biosciences, Inc.(a)	11,237
2,184	Ardelyx, Inc.(a)	8,911
1,026	Arrowhead Pharmaceuticals, Inc.(a)	27,569
185	Avid Bioservices, Inc.(a)	1,746
1,071	Avidity Biosciences, Inc.(a)	6,833
351	Axsome Therapeutics, Inc.(a)	24,531
833	Beam Therapeutics, Inc.(a)	20,034
1,274	BioCryst Pharmaceuticals, Inc.(a)	9,020
1,594	Biogen, Inc.(a)	409,674
310	Biohaven Ltd.(a)	8,063

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	BIOTECH & PHARMA - 16.9% (Continued)
1,875	BioMarin Pharmaceutical, Inc.(a)	$165,900
486	Blueprint Medicines Corporation(a)	24,407
386	Bridgebio Pharma, Inc.(a)	10,179
20,243	Bristol-Myers Squibb Company	1,174,904
1,191	Catalyst Pharmaceuticals, Inc.(a)	13,923
403	Celldex Therapeutics, Inc.(a)	11,091
1,424	Cerevel Therapeutics Holdings, Inc.(a)	31,086
505	Cogent Biosciences, Inc.(a)	4,924
937	Coherus Biosciences, Inc.(a)	3,504
214	Collegium Pharmaceutical, Inc.(a)	4,783
732	Corcept Therapeutics, Inc.(a)	19,943
546	Cymabay Therapeutics, Inc.(a)	8,141
1,011	Cytek Biosciences, Inc.(a)	5,581
745	Cytokinetics, Inc.(a)	21,948
616	Deciphera Pharmaceuticals, Inc.(a)	7,836
1,308	Denali Therapeutics, Inc.(a)	26,984
856	Dynavax Technologies Corporation(a)	12,643
491	Editas Medicine, Inc.(a)	3,830
1,223	Elanco Animal Health, Inc.(a)	13,746
5,241	Eli Lilly and Company	2,815,098
487	Enanta Pharmaceuticals, Inc.(a)	5,440
3,109	Exelixis, Inc.(a)	67,932
1,690	Fate Therapeutics, Inc.(a)	3,583
242	Genelux Corporation(a)	5,927
11,807	Gilead Sciences, Inc.	884,817
789	Halozyme Therapeutics, Inc.(a)	30,140
491	Harmony Biosciences Holdings, Inc.(a)	16,090
318	Harrow Health, Inc.(a)	4,570
1,889	ImmunityBio, Inc.(a)	3,192
513	ImmunoGen, Inc.(a)	8,141
2,603	Incyte Corporation(a)	150,375
299	Inhibrx, Inc.(a)	5,487
471	Innoviva, Inc.(a)	6,118
596	Insmed, Inc.(a)	15,049

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	BIOTECH & PHARMA - 16.9% (Continued)
761	Intellia Therapeutics, Inc.(a)	$24,063
523	Intercept Pharmaceuticals, Inc.(a)	9,696
878	Intra-Cellular Therapies, Inc.(a)	45,735
1,096	Ionis Pharmaceuticals, Inc.(a)	49,714
1,506	Ironwood Pharmaceuticals, Inc.(a)	14,503
472	Janux Therapeutics, Inc.(a)	4,758
16,625	Johnson & Johnson	2,589,344
337	Karuna Therapeutics, Inc.(a)	56,983
278	Keros Therapeutics, Inc.(a)	8,863
786	Kymera Therapeutics, Inc.(a)	10,925
191	Ligand Pharmaceuticals, Inc.(a)	11,445
204	Madrigal Pharmaceuticals, Inc.(a)	29,792
1,425	MannKind Corporation(a)	5,885
2,987	Maravai LifeSciences Holdings, Inc.(a)	29,870
22,455	Merck & Company, Inc.	2,311,742
475	Mirati Therapeutics, Inc.(a)	20,691
321	Mirum Pharmaceuticals, Inc.(a)	10,144
5,754	Moderna, Inc.(a)	594,331
219	Morphic Holding, Inc.(a)	5,017
881	Neurocrine Biosciences, Inc.(a)	99,113
824	Novavax, Inc., Class A(a)	5,966
2,180	Organon & Company	37,845
411	Pacira BioSciences, Inc.(a)	12,609
60,879	Pfizer, Inc.	2,019,356
792	Pliant Therapeutics, Inc.(a)	13,733
920	Point Biopharma Global, Inc.(a)	6,136
449	Protagonist Therapeutics, Inc.(a)	7,489
612	PTC Therapeutics, Inc.(a)	13,715
247	RAPT Therapeutics, Inc.(a)	4,105
1,088	Recursion Pharmaceuticals, Inc.(a)	8,323
1,068	Regeneron Pharmaceuticals, Inc.(a)	878,921
480	REGENXBIO, Inc.(a)	7,901
1,667	Relay Therapeutics, Inc.(a)	14,019
1,056	Revance Therapeutics, Inc.(a)	12,112

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	BIOTECH & PHARMA - 16.9% (Continued)
679	REVOLUTION Medicines, Inc.(a)	$18,795
5,438	Royalty Pharma plc, Class A	147,587
1,188	Sage Therapeutics, Inc.(a)	24,449
749	Sarepta Therapeutics, Inc.(a)	90,794
4,561	Scilex Holding Company(a)	6,385
1,781	Seagen, Inc.(a)	377,839
1,678	Seres Therapeutics, Inc.(a)	3,994
3,628	Summit Therapeutics, Inc.(a)	6,784
570	Supernus Pharmaceuticals, Inc.(a)	15,715
656	Syndax Pharmaceuticals, Inc.(a)	9,525
2,317	TG Therapeutics, Inc.(a)	19,370
817	Travere Therapeutics, Inc.(a)	7,304
365	Twist Bioscience Corporation(a)	7,395
675	Ultragenyx Pharmaceutical, Inc.(a)	24,064
433	United Therapeutics Corporation(a)	97,802
2,308	Vertex Pharmaceuticals, Inc.(a)	802,584
470	Viridian Therapeutics, Inc.(a)	7,210
709	Xencor, Inc.(a)	14,286
345	Zentalis Pharmaceuticals, Inc.(a)	6,921
76	Zoetis, Inc.	13,222
810	Zymeworks, Inc.(a)	5,135
		20,610,747
	CABLE & SATELLITE - 1.0%
1,270	Altice USA, Inc., Class A(a)	4,153
8	Cable One, Inc.	4,925
396	Charter Communications, Inc., Class A(a)	174,169
20,788	Comcast Corporation, Class A	921,739
2,357	DISH Network Corporation, Class A(a)	13,812
899	Liberty Broadband Corporation - Series A(a)	81,728
504	WideOpenWest, Inc.(a)	3,856
		1,204,382
	CHEMICALS - 7.8%
19	Air Products and Chemicals, Inc.	5,385
247	Albemarle Corporation	42,000

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	CHEMICALS - 7.8% (Continued)
8,619	American Vanguard Corporation	$94,206
339	Avient Corporation	11,973
132	Balchem Corporation	16,373
388	Cabot Corporation	26,877
13,916	CF Industries Holdings, Inc.	1,193,158
46,027	Corteva, Inc.	2,354,741
890	CVR Partners, L.P.	73,523
5,849	DuPont de Nemours, Inc.	436,277
13,352	Ecolab, Inc.	2,261,829
462	Ecovyst, Inc.(a)	4,546
12,805	FMC Corporation	857,551
62	HB Fuller Company	4,254
191	Ingevity Corporation(a)	9,093
1,350	International Flavors & Fragrances, Inc.	92,030
473	Koppers Holdings, Inc.	18,707
1,660	Kronos Worldwide, Inc.	12,865
785	LSB Industries, Inc.(a)	8,031
233	Minerals Technologies, Inc.	12,759
51,843	Mosaic Company (The)	1,845,611
353	Sensient Technologies Corporation	20,643
222	Stepan Company	16,643
1,198	Tronox Holdings PLC, Class A	16,101
		9,435,176
	COMMERCIAL SUPPORT SERVICES - 0.8%
4,781	ABM Industries, Inc.	191,288
1,988	ADT, Inc.	11,928
4,666	Alight, Inc., Class A(a)	33,082
212	AMN Healthcare Services, Inc.(a)	18,058
290	Aramark	10,063
359	ASGN, Inc.(a)	29,323
73	Barrett Business Services, Inc.	6,588
181	Brink’s Company (The)	13,148
188	CBIZ, Inc.(a)	9,757
187	Cintas Corporation	89,949

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	COMMERCIAL SUPPORT SERVICES - 0.8% (Continued)
103	Clean Harbors, Inc.(a)	$17,238
86	CorVel Corporation(a)	16,912
100	CRA International, Inc.	10,076
332	Cross Country Healthcare, Inc.(a)	8,230
280	FTI Consulting, Inc.(a)	49,955
569	H&R Block, Inc.	24,501
224	Healthcare Services Group, Inc.	2,336
175	Huron Consulting Group, Inc.(a)	18,228
854	Insperity, Inc.	83,350
1,992	Kelly Services, Inc., Class A	36,234
178	Kforce, Inc.	10,619
233	Korn Ferry	11,054
1,815	ManpowerGroup, Inc.	133,076
69	National Research Corporation	3,062
619	Robert Half International, Inc.	45,360
1,114	Rollins, Inc.	41,586
320	Schnitzer Steel Industries, Inc., Class A	8,912
429	Sovos Brands, Inc.(a)	9,674
322	SP Plus Corporation(a)	11,624
291	TriNet Group, Inc.(a)	33,896
136	UniFirst Corporation	22,169
200	ZipRecruiter, Inc.(a)	2,398
		1,013,674
	CONSTRUCTION MATERIALS - 0.0%(b)
289	Owens Corning	39,422

	CONSUMER SERVICES - 0.0%(b)
300	European Wax Center, Inc.(a)	4,860
195	Matthews International Corporation, Class A	7,587
43	Medifast, Inc.	3,219
407	Service Corp International	23,256
1,686	WW International, Inc.(a)	18,664
		57,586

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	CONTAINERS & PACKAGING - 0.0%(b)
108	AptarGroup, Inc.	$13,504
389	Berry Global Group, Inc.	24,083
		37,587
	DATA CENTER REIT - 0.1%
281	Digital Realty Trust, Inc.	34,007
56	Equinix, Inc.	40,671
		74,678
	DIVERSIFIED INDUSTRIALS - 0.2%
2,220	3M Company	207,836

	E-COMMERCE DISCRETIONARY - 1.5%
12,857	Amazon.com, Inc.(a)	1,634,382
1,603	eBay, Inc.	70,676
110	Etsy, Inc.(a)	7,104
595	Leslie’s, Inc.(a)	3,368
419	Overstock.com, Inc.(a)	6,629
294	Revolve Group, Inc.(a)	4,001
414	Wayfair, Inc., Class A(a)	25,076
		1,751,236
	ELECTRICAL EQUIPMENT - 0.1%
40	Acuity Brands, Inc.	6,812
67	Advanced Energy Industries, Inc.	6,909
69	Amphenol Corporation, Class A	5,795
23	Hubbell, Inc.	7,209
280	Novanta, Inc.(a)	40,163
539	Sensata Technologies Holding plc	20,385
308	Trimble, Inc.(a)	16,589
370	Vertiv Holdings Company	13,764
230	Watts Water Technologies, Inc., Class A	39,749
		157,375
	ENGINEERING & CONSTRUCTION - 1.0%
2,566	AECOM	213,081
30	EMCOR Group, Inc.	6,312
105	Exponent, Inc.	8,988

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	ENGINEERING & CONSTRUCTION - 1.0% (Continued)
5,691	Jacobs Solutions, Inc.	$776,821
143	Montrose Environmental Group, Inc.(a)	4,184
121	NV5 Global, Inc.(a)	11,644
548	Tetra Tech, Inc.	83,312
10	TopBuild Corporation(a)	2,516
642	WillScot Mobile Mini Holdings Corporation(a)	26,701
		1,133,559
	ENTERTAINMENT CONTENT - 1.0%
516	Activision Blizzard, Inc.	48,313
714	AMC Networks, Inc., Class A(a)	8,411
280	AppLovin Corporation(a)	11,189
281	Electronic Arts, Inc.	33,832
3,370	Endeavor Group Holdings, Inc.	67,063
1,719	Fox Corporation - Class B, CLASS B	49,645
2,063	Lions Gate Entertainment Corporation, Class A(a)	17,494
3,909	Paramount Global	61,723
109	Take-Two Interactive Software, Inc.(a)	15,303
9,554	Walt Disney Company (The)(a)	774,352
6,009	Warner Bros Discovery, Inc.(a)	65,258
2,136	Warner Music Group Corporation	67,070
		1,219,653
	FOOD - 2.6%
609	B&G Foods, Inc.	6,023
620	BellRing Brands, Inc.(a)	25,563
347	Beyond Meat, Inc.(a)	3,338
1,892	Campbell Soup Company	77,723
6,841	Conagra Brands, Inc.	187,580
4,495	Flowers Foods, Inc.	99,699
11,741	Fresh Del Monte Produce, Inc.	303,387
6,683	General Mills, Inc.	427,646
3,274	Hain Celestial Group, Inc. (The)(a)	33,951
521	Hershey Company (The)	104,242
1,052	Hostess Brands, Inc.(a)	35,042
4,165	Ingredion, Inc.	409,837

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	FOOD - 2.6% (Continued)
188	J & J Snack Foods Corporation	$30,766
1,031	J M Smucker Company (The)	126,720
133	John B Sanfilippo & Son, Inc.	13,140
6,086	Kellanova	362,178
1,238	Lamb Weston Holdings, Inc.	114,465
100	Lancaster Colony Corporation	16,503
1,025	McCormick & Company, Inc.	77,531
3,097	Mission Produce, Inc.(a)	29,979
6,863	Mondelez International, Inc., A	476,293
738	Post Holdings, Inc.(a)	63,276
541	Simply Good Foods Company (The)(a)	18,675
235	Tootsie Roll Industries, Inc.	7,017
1,109	TreeHouse Foods, Inc.(a)	48,330
616	Utz Brands, Inc.	8,273
		3,107,177
	GAS & WATER UTILITIES - 1.2%
1,283	American States Water Company	100,946
7,702	American Water Works Company, Inc.	953,739
3,654	California Water Service Group	172,871
3,690	Essential Utilities, Inc.	126,678
482	Middlesex Water Company	31,932
1,470	SJW Group	88,362
348	York Water Company (The)	13,046
		1,487,574
	HEALTH CARE FACILITIES & SERVICES - 8.1%
20,754	23andMe Holding Company(a)	20,291
247	Accolade, Inc.(a)	2,613
3,527	AdaptHealth Corporation(a)	32,096
207	Addus HomeCare Corporation(a)	17,634
1,328	Agiliti, Inc.(a)	8,619
2,101	agilon health, Inc.(a)	37,314
520	Amedisys, Inc.(a)	48,568
1,351	Brookdale Senior Living, Inc.(a)	5,593
4,843	Cardinal Health, Inc.	420,469

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 8.1% (Continued)
1,401	Catalent, Inc.(a)	$63,788
2,068	Cencora, Inc.	372,178
6,388	Centene Corporation(a)	440,005
468	Charles River Laboratories International, Inc.(a)	91,719
111	Chemed Corporation	57,687
2,064	Cigna Group (The)	590,448
7,409	Community Health Systems, Inc.(a)	21,486
4,302	CVS Health Corporation	300,366
1,297	DaVita, Inc.(a)	122,605
946	DocGo, Inc.(a)	5,042
1,344	Elevance Health, Inc.	585,204
1,485	Encompass Health Corporation	99,733
2,614	Enhabit, Inc.(a)	29,408
41	Ensign Group, Inc. (The)	3,810
4,240	Fortrea Holdings, Inc.(a)	121,222
813	Fulgent Genetics, Inc.(a)	21,740
4,542	HCA Healthcare, Inc.	1,117,241
73	HealthEquity, Inc.(a)	5,333
2,614	Henry Schein, Inc.(a)	194,089
821	Humana, Inc.	399,433
1,153	IQVIA Holdings, Inc.(a)	226,853
3,149	Laboratory Corp of America Holdings	633,106
1,224	LifeStance Health Group, Inc.(a)	8,409
1,310	McKesson Corporation	569,654
112	Medpace Holdings, Inc.(a)	27,119
602	ModivCare, Inc.(a)	18,969
387	Molina Healthcare, Inc.(a)	126,893
1,913	NeoGenomics, Inc.(a)	23,530
20,742	OPKO Health, Inc.(a)	33,187
1,727	Option Care Health, Inc.(a)	55,868
1,686	Owens & Minor, Inc.(a)	27,246
791	Patterson Companies, Inc.	23,445
2,517	Pediatrix Medical Group, Inc.(a)	31,991
553	Premier, Inc., Class A	11,890

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 8.1% (Continued)
257	Progyny, Inc.(a)	$8,743
4,381	Quest Diagnostics, Inc.	533,869
2,058	RadNet, Inc.(a)	58,015
3,263	Select Medical Holdings Corporation	82,456
230	SI-BONE, Inc.(a)	4,885
2,075	Sotera Health Company(a)	31,083
1,307	Surgery Partners, Inc.(a)	38,230
487	Teladoc Health, Inc.(a)	9,053
2,716	Tenet Healthcare Corporation(a)	178,957
3,030	UnitedHealth Group, Inc.	1,527,696
2,124	Universal Health Services, Inc., Class B	267,050
105	US Physical Therapy, Inc.	9,632
		9,803,563
	HEALTH CARE REIT - 0.1%
304	Healthcare Realty Trust, Inc.	4,642
903	Healthpeak Properties, Inc.	16,579
1,123	Medical Properties Trust, Inc.	6,120
70	National Health Investors, Inc.	3,595
280	Omega Healthcare Investors, Inc.	9,285
323	Physicians Realty Trust	3,937
377	Sabra Health Care REIT, Inc.	5,255
928	Ventas, Inc.	39,097
656	Welltower, Inc.	53,740
		142,250
	HOME & OFFICE PRODUCTS - 0.0%(b)
484	Scotts Miracle-Gro Company (The)	25,013

	HOME CONSTRUCTION - 0.0%(b)
86	Armstrong World Industries, Inc.	6,192

	HOTEL REIT - 0.0%(b)
722	Apple Hospitality REIT, Inc.	11,075
712	DiamondRock Hospitality Company	5,717
2,670	Host Hotels & Resorts, Inc.	42,907

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	HOTEL REIT - 0.0%(b) (Continued)
736	Park Hotels & Resorts, Inc.	$9,068
319	Pebblebrook Hotel Trust	4,335
654	RLJ Lodging Trust	6,403
124	Ryman Hospitality Properties, Inc.	10,327
632	Service Properties Trust	4,860
865	Sunstone Hotel Investors, Inc.	8,088
499	Xenia Hotels & Resorts, Inc.	5,878
		108,658
	HOUSEHOLD PRODUCTS - 4.6%
3,562	Church & Dwight Company, Inc.	326,386
762	Clorox Company (The)	99,868
5,446	Colgate-Palmolive Company	387,265
32,977	Procter & Gamble Company (The)	4,810,025
753	Spectrum Brands Holdings, Inc.	58,998
		5,682,542
	INDUSTRIAL INTERMEDIATE PROD - 0.0%(b)
386	EnPro Industries, Inc.	46,779

	INDUSTRIAL REIT - 0.3%
2,136	Americold Realty Trust, Inc.	64,956
26	EastGroup Properties, Inc.	4,330
126	First Industrial Realty Trust, Inc.	5,996
520	Prologis, Inc.	58,349
88	Rexford Industrial Realty, Inc.	4,343
156	STAG Industrial, Inc.	5,384
48	Terreno Realty Corporation	2,726
		146,084
	INDUSTRIAL SUPPORT SERVICES - 0.4%
117	Applied Industrial Technologies, Inc.	18,089
93	Core & Main, Inc.(a)	2,683
1,083	Fastenal Company	59,175
324	Global Industrial Company	10,854

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	INDUSTRIAL SUPPORT SERVICES - 0.4% (Continued)
44	MSC Industrial Direct Company, Inc., Class A	$4,319
97	SiteOne Landscape Supply, Inc.(a)	15,855
1,058	Titan Machinery, Inc.(a)	28,122
246	U-Haul Holding Company(a)	13,424
162	Watsco, Inc.	61,191
172	WESCO International, Inc.	24,737
394	WW Grainger, Inc.	272,584
		511,033
	INFRASTRUCTURE REIT - 0.2%
446	American Tower Corporation, A	73,344
299	Crown Castle, Inc.	27,517
41	SBA Communications Corporation, A	8,207
676	Uniti Group, Inc.	3,191
		112,259
	INSTITUTIONAL FINANCIAL SERVICES - 0.6%
1,721	Bank of New York Mellon Corporation (The)	73,401
1,918	BGC Group, Inc.	10,127
158	CME Group, Inc.	31,635
154	Evercore, Inc., Class A	21,233
163	Goldman Sachs Group, Inc. (The)	52,742
121	Houlihan Lokey, Inc.	12,962
188	Interactive Brokers Group, Inc., Class A	16,273
288	Intercontinental Exchange, Inc.	31,686
304	Jefferies Financial Group, Inc.	11,136
204	Moelis & Company, Class A	9,207
1,001	Morgan Stanley	81,752
363	Nasdaq, Inc.	17,638
82	Northern Trust Corporation	5,697
68	Piper Sandler Cos	9,881
91	PJT Partners, Inc., Class A	7,229
280	SEI Investments Company	16,864
4,666	State Street Corporation	312,435
59	StoneX Group, Inc.(a)	5,718
49	Tradeweb Markets, Inc., Class A	3,930

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 0.6% (Continued)
45	Virtu Financial, Inc., Class A	$777
		732,323
	INSURANCE - 3.8%
1,822	Aflac, Inc.	139,839
3,606	Allstate Corporation (The)	401,745
300	American Equity Investment Life Holding Company	16,092
642	American Financial Group, Inc.	71,692
5,310	American International Group, Inc.	321,786
77	AMERISAFE, Inc.	3,855
423	Arthur J Gallagher & Company	96,414
366	Assurant, Inc.	52,550
449	Brighthouse Financial, Inc.(a)	21,974
681	Brown & Brown, Inc.	47,561
123	BRP Group, Inc., Class A(a)	2,857
781	Cincinnati Financial Corporation	79,889
2,425	CNA Financial Corporation	95,424
434	CNO Financial Group, Inc.	10,299
138	Employers Holdings, Inc.	5,513
2,300	Equitable Holdings, Inc.	65,297
101	Erie Indemnity Company, Class A	29,673
5,718	Genworth Financial, Inc., Class A(a)	33,508
259	Globe Life, Inc.	28,161
520	Hagerty, Inc.(a)	4,248
422	Hanover Insurance Group, Inc.	46,834
2,652	Hartford Financial Services Group, Inc.	188,053
364	Horace Mann Educators Corporation	10,694
1,056	Jackson Financial, Inc., Class A	40,360
794	Kemper Corporation	33,372
15	Kinsale Capital Group, Inc.	6,212
1,530	Lincoln National Corporation	37,776
559	Loews Corporation	35,390
59	Markel Group, Inc.(a)	86,877
1,805	Marsh & McLennan Companies, Inc.	343,492
1,068	Mercury General Corporation	29,936

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	INSURANCE - 3.8% (Continued)
9,525	MetLife, Inc.	$599,218
12	National Western Life Group, Inc., Class A	5,250
173	NMI Holdings, Inc., Class A(a)	4,687
2,527	Old Republic International Corporation	68,077
1,117	Principal Financial Group, Inc.	80,502
390	ProAssurance Corporation	7,367
3,125	Progressive Corporation (The)	435,313
2,591	Prudential Financial, Inc.	245,860
503	Radian Group, Inc.	12,630
941	Reinsurance Group of America, Inc.	136,624
90	RLI Corporation	12,230
293	Ryan Specialty Holdings, Inc., Class A(a)	14,181
116	Safety Insurance Group, Inc.	7,910
301	Selective Insurance Group, Inc.	31,054
231	Skyward Specialty Insurance Group, Inc.(a)	6,320
1,857	Travelers Companies, Inc. (The)	303,267
122	Trupanion, Inc.(a)	3,440
518	United Fire Group, Inc.	10,231
1,149	Unum Group	56,519
903	Voya Financial, Inc.	60,004
1,324	W R Berkley Corporation	84,061
6	White Mountains Insurance Group Ltd.	8,974
		4,581,092
	INTERNET MEDIA & SERVICES - 4.9%
39,480	Alphabet, Inc., Class A(a)	5,166,353
36	Booking Holdings, Inc.(a)	111,022
499	Expedia Group, Inc.(a)	51,432
394	GoDaddy, Inc., Class A(a)	29,345
1,129	Meta Platforms, Inc., Class A(a)	338,937
341	Netflix, Inc.(a)	128,762
3,341	Opendoor Technologies, Inc.(a)	8,820
413	Pinterest, Inc., Class A(a)	11,163
117	Roku, Inc.(a)	8,259
223	Shutterstock, Inc.	8,485

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	INTERNET MEDIA & SERVICES - 4.9% (Continued)
2,579	Snap, Inc., Class A(a)	$22,979
510	TripAdvisor, Inc.(a)	8,456
91	VeriSign, Inc.(a)	18,430
		5,912,443
	LEISURE FACILITIES & SERVICES - 0.7%
286	AMC Entertainment Holdings, Inc.(a)	2,285
1,069	Bowlero Corporation(a)	10,284
446	Cedar Fair, L.P.	16,502
4	Chipotle Mexican Grill, Inc.(a)	7,327
85	Choice Hotels International, Inc.	10,413
618	Cinemark Holdings, Inc.(a)	11,340
695	Dave & Buster’s Entertainment, Inc.(a)	25,764
322	Hilton Grand Vacations, Inc.(a)	13,105
444	Hilton Worldwide Holdings, Inc.	66,680
304	Hyatt Hotels Corporation, Class A	32,248
1,650	Life Time Group Holdings, Inc.(a)	25,097
2,179	Live Nation Entertainment, Inc.(a)	180,945
544	Madison Square Garden Entertainment Corporation(a)	17,903
112	Madison Square Garden Sports Corporation	19,746
799	Marriott International, Inc., Class A	157,051
179	Marriott Vacations Worldwide Corporation	18,013
241	Planet Fitness, Inc., Class A(a)	11,852
515	SeaWorld Entertainment, Inc.(a)	23,819
776	Six Flags Entertainment Corporation(a)	18,244
1,154	Starbucks Corporation	105,326
223	Target Hospitality Corporation(a)	3,541
117	TKO Group Holdings, Inc.	9,835
332	Travel + Leisure Company	12,194
218	Vail Resorts, Inc.	48,372
186	Wyndham Hotels & Resorts, Inc.	12,934
150	Xponential Fitness, Inc.(a)	2,325
		863,145
	LEISURE PRODUCTS - 0.0%(b)
101	Hasbro, Inc.	6,680

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	LEISURE PRODUCTS - 0.0%(b) (Continued)
253	Mattel, Inc.(a)	$5,574
		12,254
	MACHINERY - 3.6%
8,273	AGCO Corporation	978,530
877	Cadre Holdings, Inc.	23,372
166	Caterpillar, Inc.	45,318
5,872	Deere & Company	2,215,975
950	Franklin Electric Company, Inc.	84,769
472	Lindsay Corporation	55,545
28	Nordson Corporation	6,249
4,506	Titan International, Inc.(a)	60,516
9,082	Xylem, Inc.	826,734
		4,297,008
	MEDICAL EQUIPMENT & DEVICES - 8.6%
1,219	10X Genomics, Inc., Class A(a)	50,284
4,273	Abbott Laboratories	413,840
1,633	Adaptive Biotechnologies Corporation(a)	8,900
1,382	Agilent Technologies, Inc.	154,535
75	Align Technology, Inc.(a)	22,899
801	Alphatec Holdings, Inc.(a)	10,389
790	Artivion, Inc.(a)	11,976
358	AtriCure, Inc.(a)	15,680
9	Atrion Corporation	3,719
2,216	Avanos Medical, Inc.(a)	44,808
7,677	Avantor, Inc.(a)	161,831
112	Axonics, Inc.(a)	6,285
11,726	Baxter International, Inc.	442,539
3,778	Becton Dickinson and Company	976,726
189	BioLife Solutions, Inc.(a)	2,610
315	Bio-Rad Laboratories, Inc., Class A(a)	112,912
1,549	Bio-Techne Corporation	105,440
13,100	Boston Scientific Corporation(a)	691,680
971	Bruker Corporation	60,493

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 8.6% (Continued)
728	Castle Biosciences, Inc.(a)	$12,296
443	CONMED Corporation	44,677
179	Cooper Companies, Inc. (The)	56,924
3,978	Danaher Corporation	986,942
542	DENTSPLY SIRONA, Inc.	18,515
1,253	DexCom, Inc.(a)	116,905
4,067	Edwards Lifesciences Corporation(a)	281,762
2,248	Embecta Corporation	33,832
499	Envista Holdings Corporation(a)	13,912
411	Exact Sciences Corporation(a)	28,038
14,104	GE HealthCare Technologies, Inc.	959,636
224	Glaukos Corporation(a)	16,856
2,239	Globus Medical, Inc., Class A(a)	111,166
673	Haemonetics Corporation(a)	60,287
3,564	Hologic, Inc.(a)	247,342
579	ICU Medical, Inc.(a)	68,907
231	IDEXX Laboratories, Inc.(a)	101,009
642	Illumina, Inc.(a)	88,134
183	Inari Medical, Inc.(a)	11,968
54	Inspire Medical Systems, Inc.(a)	10,716
296	Insulet Corporation(a)	47,209
691	Integer Holdings Corporation(a)	54,195
1,870	Integra LifeSciences Holdings Corporation(a)	71,415
1,160	Intuitive Surgical, Inc.(a)	339,056
75	iRhythm Technologies, Inc.(a)	7,070
442	Lantheus Holdings, Inc.(a)	30,710
173	LeMaitre Vascular, Inc.	9,425
681	Masimo Corporation(a)	59,710
1,013	Merit Medical Systems, Inc.(a)	69,917
82	Mettler-Toledo International, Inc.(a)	90,862
1,194	Myriad Genetics, Inc.(a)	19,152
251	Natera, Inc.(a)	11,107
1,234	Nevro Corporation(a)	23,717
2,476	OraSure Technologies, Inc.(a)	14,683

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 8.6% (Continued)
1,679	Orthofix Medical, Inc.(a)	$21,592
150	OrthoPediatrics Corporation(a)	4,800
174	Pacific Biosciences of California, Inc.(a)	1,453
732	Paragon 28, Inc.(a)	9,187
176	Penumbra, Inc.(a)	42,576
700	PerkinElmer, Inc.	77,490
1,258	QuidelOrtho Corporation(a)	91,884
86	Repligen Corporation(a)	13,675
1,179	ResMed, Inc.	174,339
52	Shockwave Medical, Inc.(a)	10,353
237	Silk Road Medical, Inc.(a)	3,553
109	STAAR Surgical Company(a)	4,380
3,822	Stryker Corporation	1,044,438
1,082	Tandem Diabetes Care, Inc.(a)	22,473
765	Teleflex, Inc.	150,254
1,610	Thermo Fisher Scientific, Inc.	814,934
316	Treace Medical Concepts, Inc.(a)	4,143
227	Veracyte, Inc.(a)	5,069
406	Vericel Corporation(a)	13,609
275	Waters Corporation(a)	75,408
187	West Pharmaceutical Services, Inc.	70,164
3,683	Zimmer Biomet Holdings, Inc.	413,306
		10,484,678
	METALS & MINING - 0.0%(b)
246	Livent Corporation(a)	4,529

	MORTGAGE FINANCE - 0.0%(b)
213	Starwood Property Trust, Inc.	4,122

	MULTI ASSET CLASS REIT - 0.0%(b)
224	Apartment Income REIT Corporation	6,877
176	Broadstone Net Lease, Inc.	2,517
351	Vornado Realty Trust	7,961

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	MULTI ASSET CLASS REIT - 0.0%(b) (Continued)
207	WP Carey, Inc.	$11,195
206	Alexander & Baldwin, Inc.	3,446
467	LXP Industrial Trust	4,156
		36,152
	OFFICE REIT - 0.0%(b)
174	Alexandria Real Estate Equities, Inc.	17,417
252	Boston Properties, Inc.	14,989
276	Cousins Properties, Inc.	5,622
311	Douglas Emmett, Inc.	3,968
343	Empire State Realty Trust, Inc., Class A	2,758
194	Equity Commonwealth	3,564
233	Highwoods Properties, Inc.	4,802
233	JBG SMITH Properties	3,369
193	Kilroy Realty Corporation	6,101
107	SL Green Realty Corporation	3,991
		66,581
	OIL & GAS PRODUCERS - 0.0%(b)
4,651	Clean Energy Fuels Corporation(a)	17,813

	OIL & GAS SERVICES & EQUIPMENT - 0.0%(b)
479	US Silica Holdings, Inc.(a)	6,725

	PUBLISHING & BROADCASTING - 0.1%
267	New York Times Company (The), Class A	11,000
1,865	News Corporation, Class B	38,924
81	Nexstar Media Group, Inc.	11,613
149	Scholastic Corporation	5,683
434	Sinclair, Inc.	4,869
597	TEGNA, Inc.	8,698
337	Thryv Holdings, Inc.(a)	6,325
		87,112

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	REAL ESTATE INVESTMENT TRUSTS - 0.0%(b)
2	Texas Pacific Land Corporation	$3,647

	REAL ESTATE OWNERS & DEVELOPERS - 0.0%(b)
100	Howard Hughes Holdings, Inc.(a)	7,413
76	McGrath RentCorporation	7,618
		15,031
	REAL ESTATE SERVICES - 0.4%
2,137	Anywhere Real Estate, Inc.(a)	13,741
2,754	CBRE Group, Inc., Class A(a)	203,410
9,513	Compass, Inc.(a)	27,588
1,354	eXp World Holdings, Inc.	21,989
908	Jones Lang LaSalle, Inc.(a)	128,191
376	Marcus & Millichap, Inc.	11,032
2,646	Newmark Group, Inc., Class A	17,014
		422,965
	RESIDENTIAL REIT - 0.0%(b)
363	American Homes 4 Rent, Class A	12,230
559	Apartment Investment and Management Company(a)	3,801
166	AvalonBay Communities, Inc.	28,509
124	Camden Property Trust	11,728
210	Equity LifeStyle Properties, Inc.	13,379
513	Equity Residential	30,118
70	Essex Property Trust, Inc.	14,847
538	Invitation Homes, Inc.	17,049
148	Mid-America Apartment Communities, Inc.	19,040
149	Sun Communities, Inc.	17,633
330	UDR, Inc.	11,771
		180,105
	RETAIL - CONSUMER STAPLES - 1.9%
60	Costco Wholesale Corporation	33,898
631	Dollar General Corporation	66,760
744	Dollar Tree, Inc.(a)	79,199
56	Five Below, Inc.(a)	9,010
132	Ollie’s Bargain Outlet Holdings, Inc.(a)	10,188

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	RETAIL - CONSUMER STAPLES - 1.9% (Continued)
48	PriceSmart, Inc.	$3,573
1,830	SpartanNash Company	40,260
358	Sprouts Farmers Market, Inc.(a)	15,322
2,805	Target Corporation	310,149
9,586	Walgreens Boots Alliance, Inc.	213,193
9,434	Walmart, Inc.	1,508,779
		2,290,331
	RETAIL - DISCRETIONARY - 2.0%
399	Abercrombie & Fitch Company, Class A(a)	22,492
1,401	American Eagle Outfitters, Inc.	23,271
5	AutoZone, Inc.(a)	12,700
841	Bath & Body Works, Inc.	28,426
3,190	Best Buy Company, Inc.	221,609
148	Builders FirstSource, Inc.(a)	18,425
220	Burlington Stores, Inc.(a)	29,766
413	Caleres, Inc.	11,878
1,784	Chico’s FAS, Inc.(a)	13,344
314	Dick’s Sporting Goods, Inc.	34,094
98	Dillard’s, Inc., Class A	32,419
49	Floor & Decor Holdings, Inc., Class A(a)	4,435
1,687	Foot Locker, Inc.	29,269
145	Freshpet, Inc.(a)	9,553
1,886	GameStop Corporation, Class A(a)	31,044
6,399	Gap, Inc. (The)	68,021
536	Guess?, Inc.	11,599
160	Hibbett, Inc.	7,602
2,264	Home Depot, Inc. (The)	684,090
1,567	Kohl’s Corporation	32,844
2,019	Lowe’s Companies, Inc.	419,629
5,453	Macy’s, Inc.	63,309
349	National Vision Holdings, Inc.(a)	5,647
1,700	Nordstrom, Inc.	25,398
14	O’Reilly Automotive, Inc.(a)	12,724
38	Penske Automotive Group, Inc.	6,348

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	RETAIL - DISCRETIONARY - 2.0% (Continued)
2,193	Petco Health & Wellness Company, Inc.(a)	$8,969
34	RH(a)	8,988
625	Ross Stores, Inc.	70,594
1,029	Sally Beauty Holdings, Inc.(a)	8,623
270	Shoe Carnival, Inc.	6,488
2,660	TJX Companies, Inc. (The)	236,421
220	Tractor Supply Company	44,671
83	Ulta Beauty, Inc.(a)	33,154
648	Urban Outfitters, Inc.(a)	21,183
803	Warby Parker, Inc.(a)	10,568
302	Williams-Sonoma, Inc.	46,931
		2,356,526
	RETAIL REIT - 0.1%
50	Agree Realty Corporation	2,762
464	Brixmor Property Group, Inc.	9,642
100	Federal Realty Investment Trust	9,063
720	Kimco Realty Corporation	12,665
142	Kite Realty Group Trust	3,042
309	Macerich Company	3,371
200	NNN REIT, Inc.	7,068
134	Phillips Edison & Company, Inc.	4,494
369	Realty Income Corporation	18,428
211	Regency Centers Corporation	12,542
457	Simon Property Group, Inc.	49,370
372	SITE Centers Corporation	4,587
137	Spirit Realty Capital, Inc.	4,593
157	Tanger Factory Outlet Centers, Inc.	3,548
191	Urban Edge Properties	2,915
		148,090
	SELF-STORAGE REIT - 0.0%(b)
101	CubeSmart	3,851
107	Extra Space Storage, Inc.	13,009
105	Public Storage	27,670
		44,530

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	SEMICONDUCTORS - 0.3%
125	Azenta, Inc.(a)	$6,274
388	Broadcom, Inc.	322,265
		328,539
	SOFTWARE - 5.3%
462	ACI Worldwide, Inc.(a)	10,423
176	Adobe Systems, Inc.(a)	89,742
319	Akamai Technologies, Inc.(a)	33,986
762	Alignment Healthcare, Inc.(a)	5,288
77	Altair Engineering, Inc., Class A(a)	4,817
37	ANSYS, Inc.(a)	11,009
24	Aspen Technology, Inc.(a)	4,902
35	Atlassian Corp plc, CLASS A(a)	7,053
75	Autodesk, Inc.(a)	15,518
188	Bentley Systems, Inc.	9,430
44	Blackbaud, Inc.(a)	3,094
78	Cadence Design Systems, Inc.(a)	18,275
113	Calix, Inc.(a)	5,180
440	CCC Intelligent Solutions Holdings, Inc.(a)	5,874
245	Ceridian HCM Holding, Inc.(a)	16,623
43	CommVault Systems, Inc.(a)	2,907
394	Concentrix Corporation	31,563
34	Crowdstrike Holdings, Inc., Class A(a)	5,691
32	Datadog, Inc., Class A(a)	2,915
60	DocuSign, Inc.(a)	2,520
196	Donnelley Financial Solutions, Inc.(a)	11,031
244	Dropbox, Inc., Class A(a)	6,644
100	Envestnet, Inc.(a)	4,403
827	Evolent Health, Inc., Class A(a)	22,519
590	Fortinet, Inc.(a)	34,621
630	Hims & Hers Health, Inc.(a)	3,963
8	HubSpot, Inc.(a)	3,940

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	SOFTWARE - 5.3% (Continued)
238	Informatica, Inc., Class A(a)	$5,015
101	Intuit, Inc.	51,605
41	Manhattan Associates, Inc.(a)	8,104
15,895	Microsoft Corporation	5,018,846
385	NextGen Healthcare, Inc.(a)	9,136
153	Omnicell, Inc.(a)	6,891
2,403	Oracle Corporation	254,526
597	Oscar Health, Inc.(a)	3,325
163	Palo Alto Networks, Inc.(a)	38,214
281	Paycor HCM, Inc.(a)	6,415
65	Paylocity Holding Corporation(a)	11,811
89	Pegasystems, Inc.	3,864
1,095	Privia Health Group, Inc.(a)	25,185
76	Progress Software Corporation	3,996
74	PTC, Inc.(a)	10,484
32	Qualys, Inc.(a)	4,882
826	R1 RCM, Inc.(a)	12,448
939	Salesforce, Inc.(a)	190,410
94	ServiceNow, Inc.(a)	52,542
3,243	Sharecare, Inc.(a)	3,050
56	Splunk, Inc.(a)	8,190
24	SPS Commerce, Inc.(a)	4,095
144	Squarespace, Inc.(a)	4,172
635	SS&C Technologies Holdings, Inc.	33,363
219	Sterling Check Corporation(a)	2,764
110	Synopsys, Inc.(a)	50,487
438	Teradata Corporation(a)	19,719
38	Tyler Technologies, Inc.(a)	14,673
85	Veeva Systems, Inc., Class A(a)	17,293
1,543	Veradigm, Inc.(a)	20,275
352	Verint Systems, Inc.(a)	8,093
711	VMware, Inc., Class A(a)	118,367
150	Workday, Inc., Class A(a)	32,228
147	Zoom Video Communications, Inc., Class A(a)	10,281

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	SOFTWARE - 5.3% (Continued)
290	ZoomInfo Technologies, Inc., Class A(a)	$4,756
		6,443,436
	SPECIALTY FINANCE - 0.7%
1,514	American Express Co.	225,874
81	Bread Financial Holdings, Inc.	2,770
1,381	Capital One Financial Corporation	134,026
1,001	Discover Financial Services	86,717
447	Enact Holdings, Inc.	12,172
2,734	Fidelity National Financial, Inc.	112,914
1,194	First American Financial Corporation	67,449
237	International Money Express, Inc.(a)	4,012
892	MGIC Investment Corporation	14,888
247	Mr Cooper Group, Inc.(a)	13,229
292	OneMain Holdings, Inc.	11,706
228	PennyMac Financial Services, Inc.	15,185
323	PROG Holdings, Inc.(a)	10,727
5,167	Rocket Companies, Inc.(a)	42,266
515	Stewart Information Services Corporation	22,557
2,713	Synchrony Financial	82,936
1,765	UWM Holdings Corporation	8,560
148	Walker & Dunlop, Inc.	10,988
		878,976
	SPECIALTY REITS - 0.0%(b)
103	EPR Properties	4,279
254	Iron Mountain, Inc.	15,100
232	Lamar Advertising Company, Class A	19,365
843	Outfront Media, Inc.	8,514
		47,258
	STEEL - 0.1%
236	Reliance Steel & Aluminum Company	61,886

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	TECHNOLOGY HARDWARE - 5.0%
1,330	ADTRAN Holdings, Inc.	$10,946
24,956	Apple, Inc.	4,272,717
47	Arista Networks, Inc.(a)	8,645
471	Arrow Electronics, Inc.(a)	58,988
735	Avnet, Inc.	35,420
282	Corning, Inc.	8,592
6,606	Dell Technologies, Inc., Class C	455,153
195	Dolby Laboratories, Inc., Class A	15,456
185	F5, Inc.(a)	29,811
9,966	Hewlett Packard Enterprise Company	173,109
21,328	HP, Inc.	548,130
1,558	Jabil, Inc.	197,695
821	NCR Corporation(a)	22,142
491	NetApp, Inc.	37,257
307	NetScout Systems, Inc.(a)	8,602
75	Plexus Corporation(a)	6,973
198	Pure Storage, Inc., Class A(a)	7,053
297	Sanmina Corporation(a)	16,121
470	TD SYNNEX Corporation	46,934
1,666	Western Digital Corporation(a)	76,020
1,698	Xerox Holdings Corporation	26,642
34	Zebra Technologies Corporation, Class A(a)	8,042
		6,070,448
	TECHNOLOGY SERVICES - 2.4%
600	Amdocs Ltd.	50,694
632	Automatic Data Processing, Inc.	152,047
1,777	Block, Inc., Class A(a)	78,650
199	Broadridge Financial Solutions, Inc.	35,631
909	CDW Corporation	183,400
2,973	Cognizant Technology Solutions Corporation, Class A	201,391
3,471	Conduent, Inc.(a)	12,079
152	CSG Systems International, Inc.	7,770
760	Dun & Bradstreet Holdings, Inc.	7,592
5,500	DXC Technology Company(a)	114,565

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	TECHNOLOGY SERVICES - 2.4% (Continued)
155	EPAM Systems, Inc.(a)	$39,632
167	Equifax, Inc.	30,591
305	Euronet Worldwide, Inc.(a)	24,211
774	ExlService Holdings, Inc.(a)	21,703
33	FactSet Research Systems, Inc.	14,430
17	Fair Isaac Corporation(a)	14,765
1,164	Fidelity National Information Services, Inc.	64,334
745	Fiserv, Inc.(a)	84,155
20	Gartner, Inc.(a)	6,872
418	Global Payments, Inc.	48,233
190	Green Dot Corporation, Class A(a)	2,647
201	ICF International, Inc.	24,283
277	Insight Enterprises, Inc.(a)	40,303
2,641	International Business Machines Corporation	370,532
137	Jack Henry & Associates, Inc.	20,706
187	John Wiley & Sons, Inc., Class A	6,951
8,972	Kyndryl Holdings, Inc.(a)	135,477
147	LiveRamp Holdings, Inc.(a)	4,239
16	MarketAxess Holdings, Inc.	3,418
635	Mastercard, Inc., Class A	251,403
735	MAXIMUS, Inc.	54,890
160	Moody’s Corporation	50,587
36	MSCI, Inc.	18,471
401	Paychex, Inc.	46,247
582	Payoneer Global, Inc.(a)	3,562
3,856	PayPal Holdings, Inc.(a)	225,422
109	Perficient, Inc.(a)	6,307
141	Remitly Global, Inc.(a)	3,556
159	Shift4 Payments, Inc.(a)	8,804
1,722	Thoughtworks Holding, Inc.(a)	7,026
246	TransUnion	17,660
344	TTEC Holdings, Inc.	9,020
148	Verisk Analytics, Inc.	34,964
1,448	Visa, Inc., Class A	333,054

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	TECHNOLOGY SERVICES - 2.4% (Continued)
3,271	Western Union Company (The)	$43,112
		2,915,386
	TELECOMMUNICATIONS - 2.5%
51,321	AT&T, Inc.	770,841
155	EchoStar Corporation, Class A(a)	2,596
1,680	Frontier Communications Parent, Inc.(a)	26,292
4,229	Globalstar, Inc.(a)	5,540
335	IDT Corporation, Class B(a)	7,387
434	Iridium Communications, Inc.	19,743
10,845	Lumen Technologies, Inc.(a)	15,400
141	Shenandoah Telecommunications Company	2,906
385	Telephone and Data Systems, Inc.	7,049
3,813	T-Mobile US, Inc.(a)	534,011
218	United States Cellular Corporation(a)	9,368
52,379	Verizon Communications, Inc.	1,697,603
		3,098,736
	TRANSPORTATION & LOGISTICS - 0.2%
3,259	GXO Logistics, Inc.(a)	191,140
200	Ryder System, Inc.	21,390
		212,530
	WHOLESALE - CONSUMER STAPLES - 4.4%
2,801	Andersons, Inc. (The)	144,280
36,973	Archer-Daniels-Midland Company	2,788,504
17,907	Bunge Ltd.	1,938,433
354	Calavo Growers, Inc.	8,931
448	Chefs’ Warehouse, Inc. (The)(a)	9,489
2,730	Sysco Corporation	180,316
4,771	United Natural Foods, Inc.(a)	67,462
4,582	US Foods Holding Corporation(a)	181,905
		5,319,320
	WHOLESALE - DISCRETIONARY - 0.1%
243	ePlus, Inc.(a)	15,435
302	PC Connection, Inc.	16,121
56	Pool Corporation	19,942

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	WHOLESALE - DISCRETIONARY - 0.1% (Continued)
444	ScanSource, Inc.(a)	$13,458
208	Veritiv Corporation	35,131
		100,087

	TOTAL COMMON STOCKS (Cost $119,547,740)	121,032,254

Shares		Fair Value
	RIGHT — 0.0%(b)
	NON-LISTED RIGHT - 0.0% (b)
56	ABIOMED, Inc. – CVR (a),(c),(d),(e)	431
64	Albireo Pharma, Inc. – CVR (c),(d),(e)	137
535	Novartis A.G. - CVR (c),(d),(e)	209

	TOTAL RIGHT (Cost $431)	777

	TOTAL INVESTMENTS - 99.6% (Cost $119,548,171)	$121,033,031
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	487,702
	NET ASSETS - 100.0%	$121,520,733

ETF	- Exchange-Traded Fund

CVR	- Contingent Value Right

LP	- Limited Partnership

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(d)	Restricted security.

(e)	Illiquid security. The total fair value of these securities as of September 30, 2023 was $1,123, representing 0.0% of net assets.